Income Taxes (Tables)	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
The following table presents the components of the income tax (provision) benefit from continuing operations for the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Current provision	$(1,930)	$(129)
Deferred (provision) benefit	(1,717)	32,247
Total income tax (provision) benefit	$(3,647)	$32,118